Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	UROGEN PHARMA LTD.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	L3
Entity, File Number	001-38079
Entity, Tax Identification Number	98-1460746
Entity, Address, Address Line One	400 Alexander Park Drive, 4th Floor
Entity, Address, City or Town	Princeton
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08540
City Area Code	646
Local Phone Number	768-9780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	URGN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001668243